Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
Ohio (97.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,079
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	174
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	106
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	300	319
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	544
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,520
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,548
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	1,993
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	224
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,725	4,300
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	504
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,807
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	294
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,779
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	626
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,829
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,145
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	419
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,699
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,537
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	382
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,584
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,342
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,321
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	123
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,358
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	651
	Akron OH Intergovernmental Agreement Revenue (Akron District Energy Project) COP	4.000%	12/1/30	535	544
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,522
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,863
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,654
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	3,803
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,173
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	4,925	4,489
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,347
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,885	2,433
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	110
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	180
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	222
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	287
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	352
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	418
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	230
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	103
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	177
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	970
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	359
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,288
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,384
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	757
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,282
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	390
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,488
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,007
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	2,790	2,735
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,200	2,872
	Athens City School District GO	4.000%	12/1/29	745	775
	Athens City School District GO	4.000%	12/1/30	380	395
	Athens City School District GO	4.000%	12/1/31	400	415
	Athens City School District GO	3.250%	12/1/48	2,000	1,504
	Barberton City OH BAN GO	4.625%	4/11/24	1,885	1,887
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,106
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	837
[2]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	698
[2]	Berea City School District Lease (Renewal) COP	2.500%	10/1/23	250	250
	Big Walnut Local School District GO	5.000%	12/1/42	920	966
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,279
	Big Walnut Local School District GO	3.500%	12/1/55	290	221
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	4,446
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	126
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,198
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,006
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	318
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	461
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,139
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	658
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	603
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	801
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	470
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	750
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	484
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	763
[2]	Brunswick City School District GO	0.010%	12/1/35	200	122
[2]	Brunswick City School District GO	0.010%	12/1/36	200	115
[2]	Brunswick City School District GO	4.125%	12/1/48	3,000	2,877
[2]	Brunswick City School District GO	5.500%	12/1/60	2,785	3,010
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,500	1,613
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	9,225	9,883
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,194
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,982
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,274
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,540
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,330	16,219
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	2,535	2,317
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	679
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,093
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	152

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,040	1,057
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,075	1,096
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	969
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	408
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,027
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	255
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,135
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	918
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	99
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	133
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	188
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	192
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	195
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	201
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	202
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	213
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	217
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	224
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	875
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,038
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,236
Canton City School District GO	5.000%	12/1/43	1,555	1,647
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	374
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,392
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	462
Cincinnati City School District Lease Revenue (School Improvement Project) COP	5.000%	6/15/31	500	524
Cincinnati City School District Lease Revenue (School Improvement Project) COP	5.000%	6/15/32	400	418
Cincinnati City School District Lease Revenue (School Improvement Project) COP	5.000%	6/15/33	400	418
Cincinnati City School District Lease Revenue (School Improvement Project) COP	3.250%	6/15/34	565	554
Cincinnati City School District Lease Revenue (School Improvement Project) COP	3.375%	6/15/35	670	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District Lease Revenue (School Improvement Project) COP	3.500%	6/15/36	445	430
	Cincinnati City School District Lease Revenue (School Improvement Project) COP	3.500%	6/15/37	1,000	949
	Cincinnati City School District Lease Revenue (School Improvement Project) COP	3.625%	6/15/38	700	668
	Cincinnati OH GO	4.000%	12/1/30	500	518
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,371
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	413
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	679
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	885
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	162
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	227
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	587
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	814
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	932
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,058
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	626
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	866
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	542
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,802
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	504
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,200
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	174
	Cleveland OH GO	3.000%	12/1/28	895	891
	Cleveland OH GO	3.000%	12/1/30	1,350	1,312
	Cleveland OH GO	3.000%	12/1/31	1,500	1,447
	Cleveland OH GO	4.000%	12/1/31	385	401
	Cleveland OH GO	3.000%	12/1/32	1,825	1,745
	Cleveland OH GO	5.000%	12/1/32	225	243
	Cleveland OH GO	3.000%	12/1/33	990	935
	Cleveland OH GO	3.000%	12/1/35	750	683
	Cleveland OH GO	3.000%	12/1/36	795	707
	Cleveland OH GO	3.000%	12/1/37	1,000	863
	Cleveland OH GO	3.000%	12/1/49	2,370	1,756
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	403
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	517
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	413
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	310
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	530
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	530
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	619
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	465
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	412
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,400
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,040
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,260
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	570
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	212
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	2,000
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	688
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,054
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,301
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	276
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,652
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	3,000	3,125
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,225
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,745
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,838
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,915
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	277
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	328
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	296
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	325
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	984
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	922
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.500%	12/1/55	2,500	2,144
	Columbus City School District GO	3.000%	12/1/33	2,420	2,274
	Columbus City School District GO	5.000%	12/1/42	450	461
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,570
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,593
	Columbus OH GO	5.000%	4/1/30	130	146
	Columbus OH GO	4.000%	7/1/30	1,200	1,212
	Columbus OH GO	5.000%	4/1/37	3,835	4,231
	Columbus OH GO	5.000%	4/1/39	4,500	4,889
	Columbus OH GO	5.000%	4/1/40	3,000	3,240
	Columbus OH GO	5.000%	4/1/41	2,400	2,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	157
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	366
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	762
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,306
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,339
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,250
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,220
	Coshocton County OH GO BAN	4.250%	4/6/24	3,540	3,538
	Coshocton OH BAN GO	4.500%	12/28/23	7,200	7,206
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,018
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,831
	Cuyahoga Community College District GO	5.000%	12/1/37	55	57
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	906
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	204
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	494
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	6,035	5,957
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	6,975	7,025
	Cuyahoga County OH Lease (Appropriation) Revenue (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,674
	Cuyahoga County OH Lease (Appropriation) Revenue (Convention Hotel Project) COP	5.000%	12/1/36	450	451
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	420
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	516
[2]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	513
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	876
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,191
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	3,010	2,995
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	271
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	205
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	285
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	307
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	988
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,763
	Delhi Township OH GO	4.000%	12/1/29	150	156
	Delhi Township OH GO	4.000%	12/1/30	160	168
	Delhi Township OH GO	4.000%	12/1/31	145	153
	Delhi Township OH GO	4.000%	12/1/32	310	326
	Delhi Township OH GO	4.000%	12/1/33	400	418
	Delhi Township OH GO	4.000%	12/1/34	815	853
	Delhi Township OH GO	4.000%	12/1/35	430	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delhi Township OH GO	4.000%	12/1/36	320	329
[4,5]	Deutsche Bank Spears/Life Trust Revenue TOB VRDO	4.120%	9/1/23	11,790	11,790
	Dublin OH GO	5.000%	12/1/31	500	550
	Dublin OH GO	5.000%	12/1/32	550	605
	Dublin OH GO	3.000%	12/1/35	375	342
	Dublin OH GO	3.000%	12/1/36	990	880
	East Knox Local School District GO	3.000%	11/1/56	1,100	779
	Elyria OH GO	4.000%	12/1/25	470	477
	Elyria OH GO	4.000%	12/1/27	670	685
	Elyria OH GO	4.000%	12/1/28	695	711
	Elyria OH GO	4.000%	12/1/31	225	230
	Elyria OH GO	4.000%	12/1/32	280	285
	Elyria OH GO	4.000%	12/1/33	440	448
	Euclid City School District GO	4.750%	1/15/54	825	804
	Fairborn City School District GO	3.000%	12/1/55	7,320	4,937
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	156
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	114
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	129
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	181
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	180
[2]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	288
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	825
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,536
[2]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	1,902
	Fairborn OH BAN GO	4.500%	2/27/24	6,170	6,195
	Fairfield County OH GO	2.000%	12/1/41	800	518
[2]	Fairless Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	3.000%	12/1/45	4,210	3,201
[2]	Fairless Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	3.000%	12/1/49	3,365	2,462
	Franklin City School District GO	3.000%	11/1/40	400	322
	Franklin City School District GO	3.000%	11/1/50	1,500	1,070
	Franklin City School District GO	3.000%	11/1/57	6,180	4,215
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	566
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	488
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,307
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	584
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	481
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	6,560	5,889
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	209
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	579
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	148
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	109
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,186
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	3,385	3,505
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	585	566
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	1,000	951
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,431
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	6,439
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	4,664
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,000	2,791
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	824
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	1,000	1,052
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,447
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	931
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,229
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,647
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,380
	Fremont City School District GO	5.000%	1/15/40	200	204
[3]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	3,869
[2]	Gahanna-Jefferson City School District Lease (Appripriation) Revenue (School Facilities Project) COP	3.000%	12/1/34	1,430	1,306
	Grandview Heights City School District GO	3.125%	12/1/55	245	182
	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue COP	4.000%	12/1/29	500	527
	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue COP	3.000%	12/1/37	1,085	943
	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue COP	3.000%	12/1/41	2,000	1,623
	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue COP	3.000%	12/1/44	4,975	3,881
	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue COP	3.000%	12/1/46	7,065	5,435
	Greene County Vocational School District GO	5.000%	12/1/29	300	327
	Greene County Vocational School District GO	4.000%	12/1/34	700	718
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	940
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,750	2,652
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,569
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	4,620	4,695
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,400	3,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,025
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	4,485	3,682
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,795
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,268
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	5,643
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	1,920
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,610	1,583
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,204
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	748
[3,6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	317
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,299
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,674
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,313
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,127
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	206
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	413
[2]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	356
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	971
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,821
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	1,991
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,076
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	550
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,580
[2]	Hillsdale Local School District Lease (Appropriation) Revenue COP	4.000%	12/1/34	1,235	1,256
[2]	Hillsdale Local School District Lease (Appropriation) Revenue COP	4.000%	12/1/39	1,325	1,282
	Hudson City OH School District GO	4.000%	12/1/33	420	428
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	1,890
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	826
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	852
	Kent City School District GO	3.000%	12/1/40	1,000	826
	Kent State University College & University Revenue	5.000%	5/1/29	100	109
	Kent State University College & University Revenue	5.000%	5/1/30	175	193
	Kent State University College & University Revenue	5.000%	5/1/31	175	192
	Kent State University College & University Revenue	5.000%	5/1/32	150	164
	Kent State University College & University Revenue	5.000%	5/1/33	250	273
	Kent State University College & University Revenue	5.000%	5/1/34	315	344
	Kent State University College & University Revenue	5.000%	5/1/35	350	380
	Kent State University College & University Revenue	5.000%	5/1/36	400	429
	Kent State University College & University Revenue	5.000%	5/1/37	225	240
	Kent State University College & University Revenue	5.000%	5/1/38	300	317
	Kent State University College & University Revenue	5.000%	5/1/39	300	316
	Kent State University College & University Revenue	5.000%	5/1/40	450	473
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,361
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,689
	Kenton City School District GO	4.000%	11/1/52	1,405	1,280
	Kenton City School District GO	4.000%	11/1/58	3,700	3,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kettering City School District GO	5.250%	12/1/31	1,000	1,101
	Kettering City School District Lease Revenue COP	5.000%	12/1/31	260	283
	Kettering City School District Lease Revenue COP	4.000%	12/1/33	270	279
	Kettering City School District Lease Revenue COP	4.000%	12/1/35	375	382
	Kettering City School District Lease Revenue COP	3.375%	12/1/46	295	240
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,110
	Lakewood City School District GO	4.000%	11/1/30	235	243
	Lakewood City School District GO	4.000%	11/1/31	440	454
	Lakewood City School District GO	4.000%	11/1/32	245	251
	Lakewood City School District GO	4.000%	11/1/33	375	384
	Lakewood City School District GO	4.000%	11/1/34	380	388
	Lakewood OH GO	4.500%	3/14/24	5,000	5,019
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	557
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	365
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,042
	Lexington Local School District GO	3.000%	10/1/44	490	384
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	540	399
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,425
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,889
	Licking Heights Local School District GO	3.500%	10/1/54	200	159
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,069
	Logan Elm Local School District GO	4.000%	11/1/55	975	876
	Lorain County OH GO	4.125%	5/2/24	2,225	2,227
[4]	Lucas County OH GO TOB VRDO	4.100%	9/1/23	13,745	13,745
[3]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	451
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	919
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,600	1,340
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	99
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	99
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	196
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/31	180	174
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	725
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	69
	Mariemont City School District GO	3.000%	12/1/34	555	517
	Marysville OH BAN GO	4.500%	3/20/24	3,000	3,002
	Maumee OH GO	3.000%	12/1/33	1,225	1,152
	Medina County OH GO	4.000%	12/1/29	165	168
	Medina County OH GO	4.000%	12/1/31	160	163
	Medina County OH GO	3.000%	12/1/35	270	246
	Medina County OH GO	3.000%	12/1/37	500	434
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	107
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	7,773
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,255	7,376
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,318
	Miami University College & University Revenue	5.000%	9/1/31	640	717
	Miami University College & University Revenue	5.000%	9/1/32	345	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,198
	Miami University College & University Revenue	5.000%	9/1/33	775	880
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,171
	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,244
	Miami University College & University Revenue	5.000%	9/1/35	760	851
	Miami University College & University Revenue	5.000%	9/1/36	685	760
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	743
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,750
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,440
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	486
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	464
	Middletown OH GO	4.050%	12/1/52	2,840	2,611
[2]	Midview Local School District Lease (Appropriation) Revenue COP	4.000%	11/1/28	810	839
[2]	Midview Local School District Lease (Appropriation) Revenue COP	4.000%	11/1/29	870	904
	Milford Exempt Village School District GO	4.000%	12/1/34	300	312
	Milford Exempt Village School District GO	4.000%	12/1/35	250	258
	Milford Exempt Village School District GO	4.000%	12/1/36	150	153
	Milford Exempt Village School District GO	4.000%	12/1/37	250	252
	Milford Exempt Village School District GO	4.000%	12/1/38	205	205
	Milford Exempt Village School District GO	4.000%	12/1/39	260	258
	Milford Exempt Village School District GO	4.000%	12/1/40	305	300
	Milford Exempt Village School District GO	4.000%	12/1/41	385	377
	Milford Exempt Village School District GO	4.000%	12/1/42	200	194
	Milford Exempt Village School District GO	4.000%	12/1/47	3,000	2,799
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,631
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	134
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	241
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	520
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,076
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	192
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	318
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,198
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	441
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,844
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	392
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	935
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	281
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,139
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	2,780
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,120	3,583
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	3,385	3,024
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,142
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,038
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,718
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/1/23	1,300	1,300
	North Canton City School District GO	3.000%	11/1/56	4,060	2,727
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,843
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	75
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	101
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	127
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	102
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	104
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	239
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	157
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	705
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,477
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	374
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	167
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	815
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	894
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	806
[3]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	5,941
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	104
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	208
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	270
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	187
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	394
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	345
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	1,000	948
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,517
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,096
	Ohio Appropriations Revenue	5.000%	12/15/27	1,710	1,845
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	414
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,818

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	5/1/25	670	688
Ohio GO	5.000%	8/1/25	1,000	1,032
Ohio GO	5.000%	9/15/25	3,170	3,280
Ohio GO	4.000%	6/15/26	2,500	2,558
Ohio GO	5.000%	9/15/26	2,000	2,110
Ohio GO	5.000%	5/1/27	235	251
Ohio GO	5.000%	5/1/28	215	234
Ohio GO	5.000%	5/1/29	360	398
Ohio GO	5.000%	5/1/30	350	393
Ohio GO	5.000%	5/1/31	775	882
Ohio GO	5.000%	5/1/32	600	692
Ohio GO	5.000%	3/1/33	100	113
Ohio GO	5.000%	5/1/33	650	749
Ohio GO	5.000%	5/1/34	1,190	1,221
Ohio GO	5.000%	5/1/34	700	805
Ohio GO	5.000%	2/1/35	4,395	4,553
Ohio GO	5.000%	6/15/35	2,150	2,359
Ohio GO	5.000%	5/1/36	1,255	1,327
Ohio GO	5.000%	6/15/36	120	131
Ohio GO	4.000%	5/1/38	1,665	1,672
Ohio GO	5.000%	3/1/39	1,585	1,650
Ohio GO	5.000%	3/1/39	500	546
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,571
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	173
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	129
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	108
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,261
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	547
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,043
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,514
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,697
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,270
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	4,675
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	1,930
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	621
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,519
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	11,035	10,464
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	763
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	500	501
Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	4,809
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	15,300	13,496
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	639
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,425
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	360
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,008
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	506
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,529
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	976
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	491
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,017

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	111
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,028
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,211
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,090
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	794
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	639
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	215
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,131
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	142
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	952
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,619
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/34	2,875	2,789
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	867
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	157
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	249
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	211
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	893
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	312
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	631
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,051
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	482
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	463
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,000	1,819
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	1,735
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,284
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	978
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	621
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	605

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	294
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	293
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	486
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,096
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,550
Ohio Higher Educational Facility Commission College & University Revenue (Dension University 2023 Project)	5.000%	11/1/48	1,000	1,057
Ohio Higher Educational Facility Commission College & University Revenue (Dension University 2023 Project)	3.000%	11/1/50	4,250	3,014
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,783
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	827
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,000	813
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,183
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,000	2,359
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/26	1,505	1,591
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,237
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,872
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	316
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	579
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	289
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,573
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,437
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,511

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,416
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	10/1/49	1,680	1,445
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,733
Ohio Higher Educational Facility Commission College & University Revenue (University of Deyton Project)	5.000%	12/1/28	200	213
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/30	1,810	1,984
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/36	645	690
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	561
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	158
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	854
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	544
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	927
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	968
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,008
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,047
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	992
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	992
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	371
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	399
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	408
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	421
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	918
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,188
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,178
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	299
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,000	2,022
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,007
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/1/23	4,900	4,900
	Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue	6.000%	12/1/52	2,000	2,073
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	962
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/37	5,270	4,117
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	1,075	1,041
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,590	1,145
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,605	3,456
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	14,405	14,712
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	9/1/52	3,575	3,439
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	4,965	5,227
[7]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,100	4,437
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,883
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	1,035	1,033
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	2,075	2,057
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,974
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,714
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	9/6/23	5,560	5,560
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/27	200	213
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	174
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	275	307
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/30	1,790	1,945
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,000	1,113
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/36	2,045	2,137
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,054
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	121
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,011
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,273
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	804
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,207
	Ohio Lease (Appropriation) Revenue (Voting System Acquisition Project) COP	5.000%	9/1/29	220	244
	Ohio Lease (Appropriation) Revenue VRDO	4.050%	9/6/23	8,685	8,685
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,007
	Ohio State University College & University Revenue	4.000%	12/1/33	4,000	4,003
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	999
	Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio State University College & University Revenue	4.000%	12/1/40	4,000	3,917
Ohio State University College & University Revenue	4.000%	12/1/41	1,000	975
Ohio State University College & University Revenue	4.000%	12/1/42	1,000	968
Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,926
Ohio State University College & University Revenue	4.000%	12/1/48	6,240	5,849
Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,093
Ohio State University College & University Revenue VRDO	3.910%	9/6/23	4,675	4,675
Ohio State University College & University Revenue VRDO	3.850%	9/7/23	540	540
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	135
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	931
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	532
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	588
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,105
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,553
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,131
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	477
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,179
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,499
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	606
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,136
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,390
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,216
Ohio University College & University Revenue	5.000%	12/1/44	1,000	1,026
Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	153
Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/46	220	237
Ohio Water Development Authority Lease Revenue	5.000%	6/1/27	1,400	1,481
Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	117
Ohio Water Development Authority Lease Revenue	5.000%	12/1/35	1,500	1,655
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,222
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	3,625	3,921
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	2,957
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	10,369
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,885	2,005
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,133
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	1,340	1,476
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,000	8,743
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	5,344
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	4,340	4,703
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,920
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	123
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	8,185	7,781
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,062
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	8,000	8,461
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	468
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	315
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	504
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	428
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	416
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	400
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	285
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	571
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	856
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	570
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	568
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,125
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	502
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,890
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,250	1,368
	Olentangy Local School District GO	4.000%	12/1/34	475	487
[2]	Perry Lake County Local School District Lease (Appropriation) Revenue COP	3.000%	12/1/34	675	609
[2]	Perry Lake County Local School District Lease (Appropriation) Revenue COP	3.000%	12/1/36	1,205	1,040
[2]	Perry Lake County Local School District Lease (Appropriation) Revenue COP	3.000%	12/1/38	1,215	1,008
	Pickerington Local School District GO	4.000%	12/1/38	1,000	996
	Pickerington Local School District GO	4.000%	12/1/39	1,000	987
	Pickerington Local School District GO	4.000%	12/1/40	1,000	979
	Pickerington Local School District GO	4.375%	12/1/49	2,000	1,974
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,158
	Polaris Career Center Lease (Renewal) COP	5.000%	11/1/36	410	420
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	958
	Reynoldsburg OH GO	3.550%	12/1/42	640	568
	Reynoldsburg OH GO	3.600%	12/1/48	670	567
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	238
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	335
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	2,430	2,426
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	971
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	620
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	811
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	1,946
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	544
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	550
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	539
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	723
[2]	Sharonville OH Sales Tax Revenue	4.000%	12/1/29	1,400	1,460
[2]	Sharonville OH Sales Tax Revenue	4.000%	12/1/31	1,510	1,575
[2]	Southeast Wayne County Local School District Lease (Appropriation) Revenue COP	4.000%	12/1/36	350	351
[2]	Southeast Wayne County Local School District Lease (Appropriation) Revenue COP	4.000%	12/1/37	350	344
	Southwest Licking Local School District GO	4.000%	11/1/34	500	513
	Southwest Licking Local School District GO	3.375%	11/1/47	120	98
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,399
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,810	2,525
	South-Western City School District GO	3.000%	12/1/33	250	235
	South-Western City School District GO	3.000%	12/1/34	75	70
	South-Western City School District GO	3.000%	12/1/35	145	131
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,705
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,739
	Summit County OH GO	4.000%	12/1/25	1,000	1,016
	Summit County OH GO	4.000%	12/1/26	1,000	1,027
	Summit County OH GO	4.000%	12/1/27	1,100	1,141
	Summit County OH GO	5.000%	12/1/28	1,400	1,535
	Summit County OH GO	5.000%	12/1/29	1,500	1,670
	Summit County OH GO	5.000%	12/1/30	1,000	1,130
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,492
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,455
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	926
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	908
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	4.000%	12/1/29	365	376
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	4.000%	12/1/30	375	387
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	4.000%	12/1/31	480	495
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	4.000%	12/1/32	400	411
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	4.000%	12/1/33	435	448
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	3.000%	12/1/34	315	286
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	3.000%	12/1/35	450	401
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	3.000%	12/1/36	850	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Tuscarawas Valley Local School District Lease (Appropriation) Revenue (School Facilities Project) COP	3.000%	12/1/49	1,395	984
	Union County OH GO	5.000%	12/1/27	215	230
	Union County OH GO	5.000%	12/1/37	950	989
	Union County OH GO	5.000%	12/1/38	615	640
	Union County OH GO	5.000%	12/1/47	2,585	2,660
	University of Akron College & University Revenue	5.000%	1/1/30	530	574
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,210
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	190
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,257
	University of Cincinnati College & University Revenue	5.000%	6/1/44	2,000	2,065
	University of Toledo College & University Revenue	5.000%	6/1/25	600	615
	University of Toledo College & University Revenue	5.000%	6/1/26	100	104
	University of Toledo College & University Revenue	5.000%	6/1/27	100	106
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,320
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,353
	Upper Arlington OH Income Tax Revenue	5.000%	12/1/55	3,000	3,133
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/33	175	183
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/34	150	156
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/36	320	327
	Upper Arlington OH Nontax Miscellaneous Revenue	5.000%	12/1/46	3,590	3,709
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	12/1/51	3,000	2,741
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,721
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	352
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	860
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	595
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	574
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	652
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	957
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	945
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,462
[2]	Warrensville Heights City School District GO	5.000%	12/1/34	115	117
	West Carrollton City School District GO	3.000%	12/1/39	1,125	929
	West Carrollton City School District GO	4.000%	12/1/56	1,410	1,264
	Westerville City School District Lease Revenue (School Facilities Project) COP	5.000%	12/1/36	475	497
	Westfall Local School District GO	4.000%	12/1/31	100	105
	Westfall Local School District GO	4.000%	12/1/33	200	209
	Westfall Local School District GO	4.000%	12/1/36	250	256
	Westfall Local School District GO	4.000%	12/1/38	220	219
	Westfall Local School District GO	2.375%	12/1/50	425	260
	Wickliffe City School District GO	3.000%	12/1/39	400	330
	Wickliffe City School District GO	3.000%	12/1/40	215	172
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,712
	Winton Woods City School District GO	0.000%	11/1/29	885	710
	Winton Woods City School District GO	0.000%	11/1/30	1,005	776
	Winton Woods City School District GO	0.000%	11/1/31	1,020	758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winton Woods City School District GO	0.000%	11/1/32	1,140	814
[2]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,724
	Worthington City School District GO	5.000%	12/1/41	2,000	2,185
	Worthington City School District GO	5.000%	12/1/48	2,000	2,130
	Worthington City School District GO	5.500%	12/1/54	6,000	6,611
[2]	Wright State University College & University Revenue	5.000%	5/1/28	570	612
[2]	Wright State University College & University Revenue	5.000%	5/1/29	595	647
[2]	Wright State University College & University Revenue	5.000%	5/1/30	240	264
[2]	Wright State University College & University Revenue	5.000%	5/1/31	840	933
[2]	Wright State University College & University Revenue	5.000%	5/1/31	245	272
[2]	Wright State University College & University Revenue	5.000%	5/1/32	265	297
	Wynford Local School District GO	3.750%	11/1/54	325	260
[3]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	259
[3]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,203
[3]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,293
[3]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	2,790
					1,241,906
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	176
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	67	65
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	740	753
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,365	3,506
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,558
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,558	1,681
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	246
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	771	721
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	185	169
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	130
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	45
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	650
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	758
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	154	99
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	104	100
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,172	1,002
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	403	315
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	482
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	138	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,028	3,815
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	1,024	284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	325	304
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	935
				19,212
Total Tax-Exempt Municipal Bonds (Cost $1,365,649)				1,261,294
Total Investments (99.3%) (Cost $1,365,649)				1,261,294
Other Assets and Liabilities—Net (0.7%)				9,112
Net Assets (100%)				1,270,406
Cost is in $000.
1	Securities with a value of $121,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $29,592,000, representing 2.3% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	135	14,434	82

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(24)	(3,107)	(28)
				54
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,261,294	—	1,261,294
Derivative Financial Instruments
Assets
Futures Contracts[1]	82	—	—	82
Liabilities
Futures Contracts[1]	28	—	—	28
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.